RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Key management compensation
Wages and short-term benefits	$ 1,793	$ 2,189
Share-based payments	2,658	1,839
Board fees	$ 868	$ 897